RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 – RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In the course of preparing our financial statements for 2022 and 2021, we identified following misstatements that required restatement of our previously issued 2021 and 2022 financial statements as follows:

The Company determined that the cash flows statement were not prepared in accordance with ASC 230-10-50-3. As a result, the Company restated the cash flows accordingly to show only cash movements and non-cash transactions are properly disclosed in a narrative format at the bottom of the cash flows.

	As Previously Reported	Adjustments	As Restated	As Previously Reported	Adjustments	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(487,158)	$-	$(487,158)	$(214,879)	$-	$(214,879)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	1,677,410	-	1,677,410	714,589	-	714,589
Shares issued for services	-	-	-	-	70,473	70,473
Changes in operating assets and liabilities:
Accounts Receivable	(489,910)	-	(489,910)	-	-	-
Accounts Payable	(178,281)	58,911	(119,370)	248,900	-	248,900
Other Current Assets	-	(121,460)	(121,460)	-	-	-
Other Current Liabilities	-	62,549	62,549	-	-	-
Total Adjustments to reconcile Net Income to Net Cash provided by operations:	1,009,219	-	1,009,219	963,489	70,473	1,033,962
Net Cash Used in Operating Activities	522,061	-	522,061	748,610	70,473	819,083

CASH FLOWS FROM INVESTING ACTIVITIES:
Long Term Investments	1,976,479	(2,000,000)	(23,521)	(6,646,870)	6,646,870	-
Purchase of Intangible Assets	(6,371,017)	2,916,017	(3,455,000)	(3,847,200)	2,910,000	(937,200)
Cash proceed for sale of investments	-	2,000,000	2,000,000	-	-	-
Property & Equipment	-	-	-	-	-	-
Deposits	-	-	-	-	-	-
Security Deposits Asset	-	-	-	-	-	-
Net Cash Used in Investing Activities	(4,394,538)	2,916,017	(1,478,521)	(10,494,070)	9,556,870	(937,200)

CASH FLOWS FROM FINANCING ACTIVITIES:
Co-Investment	3,046,017	(3,046,017)	-	-	-	-
Preferred stock	2,234	(2,234)	-	(192)	192	-
Proceed from sale of Stock	(53,889)	420,324	366,435	70,664	(70,664)	-
Contribution by owners	418,091	(418,091)	-	10,156,871	(9,556,871)	600,000
Dividends Paid	-	-	-	-	-	-
Proceed from note payable	-	130,000	130,000	-	-	-
Net Cash Provided by Financing Activities	3,412,453	(2,916,018)	496,435	10,227,343	(9,627,343)	600,000

NET INCREASE IN CASH	(460,024)	-	(460,024)	481,883	-	481,883

CASH AT BEGINNING OF YEAR	484,183	-	484,183	2,300	-	2,300

CASH AT END OF YEAR	$24,159	$-	$24,159	$484,183	$-	$484,183

Non- cash investing and financing activities:
Intangible assets contributed by related party	-	-	-	-	2,910,000	2,910,000
Long Term Investments contributed by related party	-	-	-	-	6,646,870	6,646,870
Purchase of Intangible Assets on accounts	-	2,916,017	2,916,017	-	-	-